Long-Term Investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments

8. LONG-TERM INVESTMENTS

As of December 31, 2017 and 2018, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2017	2018	2017	2018
			US$	US$
Cost method in 2017 and cost less impairment method in 2018:
Cashido Corp. (Cashido)	2.1%	1.8%	—	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	—	—
Deep Vision, Inc (Deep Vision)	—	14.8%	—	3,000
Equity method:
ProGrade Digital, Inc. (ProGrade)	—	49.0%	—	1,242

			—	4,242

In July 2001, the Company invested in the common stock of Cashido. At the time of investment, Cashido manufactured flash memory storage devices. Cashido currently focuses on the manufacture of computer accessories and ozone based sterilization devices. In 2017, the Company recognized impairment charges of US$91 thousand in its investment in Cashido. In 2016 and 2017, the Company recognized impairment charges of US$13 thousand and US$91 thousand in its investment in Cashido, respectively.

In December 2006 and February 2007, the Company invested US$3,360 thousand in the common stock of Vastview. Vastview is a fabless semiconductor company that develops and markets driver ICs and other ICs for the TFT-LCD industry. In 2009 and 2013, the Company received US$808 thousand and US$46 thousand from capital reductions at Vastview. From 2008 to 2010, the Company recognized impairment charges of US$2,462 thousand in its investment in Vastview, and an additional charge of US$29 thousand in 2017. The impairment charges were mainly due to the declining financial performances of the investee.

In May 2018, the Company invested US$1,715 thousand in the preferred stock of ProGrade which is accounted for under the equity method. ProGrade is a supplier of professional-grade memory cards.

In June 2018, the Company invested US$3,000 thousand in the preferred stock of Deep Vision which is accounted for under the cost method. Deep Vision is a developer of low-power deep learning processors.